Restricted Net Assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Restricted Net Assets (Details) [Line Items]
Profit net of tax, percentage	10.00%
Restricted net assets (in Yuan Renminbi)	¥ 113,828
PRC laws [Member]
Restricted Net Assets (Details) [Line Items]
Profit net of tax, percentage	25.00%